Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related Party Balances and Transactions [Abstract]
Operating expenses	$ 46,969	$ 220,640	$ 97,460